Contingencies, Commitments, and Responsibilities - Schedule of Comprehensive Insurance Policy (Detail) - Orion Seguros Generales S.A. [member]	6 Months Ended
Jun. 30, 2021 HUF (Ft)
Disclosure of subsidiaries [line items]
From	Jun. 19, 2021
To	Jun. 19, 2022
Amount (UF)	Ft 5,000
Amount (UF)	Ft 10,000